Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Long-Term Debt Covenants [Abstract]
Bank Loans

	Bank loans	As of December 31, 2017	As of December 31, 2016	Margin
(i)	Issued in September 2017 maturing in October 2023 (the “2017 credit facility”)	460,000	-	3.25%
(ii)	Assumed in October 2016 maturing in November 2022 (the “2015 credit facility”)	15,750	15,750	2.50%
(iii)	Issued in March 2007 repaid in October 2017 (the “2007 credit facility”)	-	185,975	3.00%
(iv)	Issued in March 2008 repaid in October 2017 (the “2008 credit facility”)	-	181,641	3.00%
(v)	Issued in June 2011 fully repaid in October 2017 (the “2011 credit facility”)	-	14,000	3.25%
(vi)	Issued in September 2013 repaid in October 2017 (the “2013 credit facility”)	-	207,646	3.50%
	Total long-term debt	$475,750	$605,012
	Less: Deferred loan issuance costs	6,635	2,825
	Less: loan associated with vessel held for sale	14,781	-
	Total long-term debt, net	$454,334	$602,187
	Less: Current portion of long-term debt	52,057	40,534
	Add: Current portion of deferred loan issuance costs	1,543	966
	Long-term debt, net	$403,820	$562,619

Required Annual Loan Payments

	2017 Credit Facility (i)	2015 Credit Facility (ii)	Total
2018	$66,510	$328	$66,838
2019	51,729	1,313	53,042
2020	51,729	1,313	53,042
2021	51,729	1,313	53,042
2022	51,729	11,483	63,212
Thereafter	186,574	-	186,574

Total	$460,000	$15,750	$475,750